Condensed Consolidated Balance Sheet (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary Shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	1,000	1,000
Ordinary Shares, shares issued	1,000	1,000
Ordinary Shares, shares outstanding	1,000	1,000